LEASES AND COMMITMENTS (Tables)	12 Months Ended
Dec. 31, 2013
LEASES AND COMMITMENTS
Schedule of Group's assets under capital leases

Furniture, fixtures and electronic equipment	$91
Less: Accumulated amortization	(91)

$—

Summary by years of future minimum lease payments for operating leases

Years ended December 31,
2014	$11,163
2015	8,236
2016	3,984
2017	1,582
2018 and thereafter	1,490

Total minimum lease payments	$26,455